Financial Risk Management Objectives - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail)
€ in Thousands, ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 HKD ($)	Aug. 13, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	$ 155,632,000							$ 151,492,000
Financial liabilities denominated in a currency different	54,105,000							34,350,000						$ 0
Foreign currency risk [Member] | United States dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	10,025,000							19,263,000
Financial liabilities denominated in a currency different	$ 7,501,000							$ 4,802,000
Foreign currency risk [Member] | Thai Baht (THB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ฿		฿ 13,241							฿ 346
Financial liabilities denominated in a currency different | ฿		฿ 30							฿ 87,779
Foreign currency risk [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different				$ 113							$ 233
Financial liabilities denominated in a currency different				$ 6							$ 20
Foreign currency risk [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different					$ 3,357							$ 9,711
Financial liabilities denominated in a currency different					$ 4,820							$ 7,648
Foreign currency risk [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ¥			¥ 18							¥ 119
Foreign currency risk [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different						$ 8,017							$ 7,526
Financial liabilities denominated in a currency different						$ 28							$ 83
Foreign currency risk [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | €							€ 249
Financial liabilities denominated in a currency different | €							€ 413